RELATED PARTY TRANSACTIONS (Schedule of Reimbursed General and Adminstrative Expenses To (From) Related Parties) (Details) - Parent Company [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
(Reduction) increase in general and administrative expenses		$ (28,802)	$ (10,408)	$ (144)
OSG Ship Management, Inc. [Member]
(Reduction) increase in general and administrative expenses			13,215	22,398
OSG International, Inc (OIN) [Member]
(Reduction) increase in general and administrative expenses	[1]	(17,185)	(20,067)	$ (22,542)
OSG Bulk Ships, Inc (OBS) [Member]
(Reduction) increase in general and administrative expenses	[1]	$ (11,617)	$ (3,556)

[1]	According to the "Shared Services and Cost Sharing Agreement" and the "Cost Sharing Agreement" signed by the Parent and its subsidiaries, effective August 5, 2014, certain overhead costs paid by the Parent on behalf of OIN and OBS are allocated to such subsidiaries.